Fair value of financial instruments	6 Months Ended
Jun. 30, 2025
Fair Value Disclosures [Abstract]
Fair value of financial instruments
Note 4:  Fair value of financial instruments

The following tables set forth the fair value of the Company’s financial assets and liabilities measured at fair value as of:

	June 30, 2025
	Level 1	Level 2	Level 3
Cash and cash equivalents:
Cash	$53,660	$-	$-
Money market funds	253,430	-	-
Deposits	6,430	-	-
Short-term Bank deposits	146,000	-	-
Restricted deposits	1,330	-	-
Marketable securities	-	288,654	-
Asset derivatives (included in other receivables)	-	5,817	-
Earn-out	-	-	(19,447)
Total	$460,850	$294,471	$(19,447)

The following table sets forth a summary of the changes in the fair value of the earn-out:

Fair value
Fair value as of December 31, 2024	$(12,118)
Payment	-
Change in fair value	(7,329)
Fair value as of June 30, 2025	$(19,447)

The following tables set forth the fair value of the Company’s financial assets and liabilities measured at fair value as of:

	December 31, 2024
	Level 1	Level 2	Level 3
Cash and cash equivalents:
Cash	$59,732	$-	$-
Money market funds	69,144	-	-
Deposits	4,596	-	-
Short-term Bank deposits	144,843	-	-
Restricted deposits	1,330	-	-
Marketable securities	-	410,956	-
Asset derivatives (included in other receivables)	-	1,413	-
Earn-out	-	-	(12,118)
Total	$279,645	$412,369	$(12,118)

The following table sets forth a summary of the changes in the fair value of the earn-out:

Fair value
Fair value as of June 30, 2024	$-
Acquisition of AutoDS (Note 3)	(14,116)
Payment	5,200
Change in fair value	(3,202)
Fair value as of December 31, 2024	$(12,118)

The inputs and assumptions that were used in the earn-out valuations as of the acquisition date related to volatility ranged from 10% to 19%.

The fair value of other financial instruments included in working capital and other non-current assets and liabilities approximate their carrying value.

As of June 30, 2025, the total estimated fair value of the convertible notes was approximately $449,880. The fair value of the convertible notes is considered to be Level 2 within the fair value hierarchy and was determined based on the quoted price of the convertible notes in an over-the-counter market.